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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2002.
                                                      -----------------
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:[_]

     Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes        60 State Street     Boston,       MA       02109
--------------------------------------------------------------------------------
Business Address               (Street)           (City)     (State)     (Zip)

     (617) 227-7940
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
----------------------------------           -----------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
       Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day
                             ------              -------------
of February, 2003.
   ---------------

                                    Michael J. Puzo
                                 -----------------------------------------------
                                    (Name of Institutional Investment Manager)


                                 _______________________________________________
                                    (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.:   Name:                          13F File No.:
1. Timothy F. Fidgeon        28-06165        6.
---------------------------  -------------  -----------------------------  ----------------
2. Roy A. Hammer             28-5798         7.
---------------------------  -------------  -----------------------------  ----------------
3. Lawrence T. Perera        28-06167        8.
---------------------------  -------------  -----------------------------  ----------------
4. Kurt F. Somerville (32)*                  9.
---------------------------  -------------  -----------------------------  ----------------
5.                                           10.
---------------------------  -------------  -----------------------------  ----------------

* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF: DECEMBER 31, 2002        FORM 13F      SEC FILE # MICHAEL J PUZO\28-06165

         ITEM 1:                ITEM 2:       ITEM 3:      ITEM 4:          ITEM 5:           ITEM 6:      ITEM 7:      ITEM 8:
         NAME OF               TITLE OF        CUSIP     FAIR MARKET       SHARES OR        INVESTMENT    MANAGERS  VOTING AUTHORITY
         ISSUER                 CLASS         NUMBER       VALUE        PRINCIPAL AMOUNT    DISCRETION             (A)    (B)    (C)
                                                                                           (A)  (B) (C)            SOLE  SHARED NONE
ABBOTT LABS                  COMMON STOCK    002824100         281000                7025             xx                   7025

AMGEN INC.                   COMMON STOCK    031162100        1598265               33063             xx                  20763
                                                                                                      xx    32            12300

ANALOG DEVICES, INC.         COMMON STOCK    032654105         510818               21400             xx                  14200
                                                                                                      xx    32             7200

ANALOG DEVICES, INC.         DTD 10/2/2000   032654AD7         650906              655000             xx                 355000
                             CONV DEB                                                                 xx    32           300000

AUTOMATIC DATA PROCESSING    COMMON STOCK    053015103        1984088               50550             xx                  30150
                                                                                                      xx    32            20400

AVERY DENNISON CORP.         COMMON STOCK    053611109        1160520               19000             xx                  10900
                                                                                                      xx    32             8100

AVON PRODUCTS INC.           COMMON STOCK    054303102         818824               15200             xx                  15200

B P PLC ADR                  COMMON STOCK    055622104        2060630               50692             xx                  28303
                                                                                                      xx    32            22389

BERKSHIRE HATHAWAY INC.      CLASS B         084670207         683286                 282             xx                    240
                                                                                                      xx    32               42

BRISTOL-MYERS SQUIBB CO.     COMMON STOCK    110122108         887779               38349             xx                  19689
                                                                                                      xx    32            18660

CANADIAN NATIONAL RAILWAY    COMMON STOCK    136375102         326662                7860             xx                   5160
CO.                                                                                                   xx    32             2700

CISCO SYS INC.               COMMON STOCK    17275R102         408799               31206             xx                  11206
                                                                                                      xx    32            20000

                                                                         PAGE: 2



AS OF: DECEMBER 31, 2002       FORM 13F       SEC FILE # MICHAEL J PUZO\28-06165

    ITEM 1:                      ITEM 2:             ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6:     ITEM 7:         ITEM 8:
NAME OF ISSUER               TITLE OF CLASS           CUSIP       FAIR MARKET  SHARES OR    INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                     NUMBER          VALUE     PRINCIPAL    DISCRETION              (A)   (B)   (C)
                                                                                AMOUNT      (A) (B) (C)            SOLE  SHARED NONE
COLGATE PALMOLIVE CO.         COMMON STOCK           194162103      367796       7015               xx                    4000
                                                                                                    xx       32           3015

WALT DISNEY COMPANY           COMMON STOCK           254687106      214868      13174               xx                    6294
                                                                                                    xx       32           6880

DOW CHEMICAL CO.              COMMON STOCK           260543103      231363       7790               xx                    5990
                                                                                                    xx       32           1800

DOW JONES & CO. INC.          COMMON STOCK           260561105     3072529      71074               xx                   70674
                                                                                                    xx       32            400

DOW JONES & CO. INC.          CLASS B (RESTRICTED)   260561204     1527662      35338               xx                   35338

E I DU PONT DE NEMOURS & CO.  COMMON STOCK           263534109      335766       7919               xx                    3175
                                                                                                    xx       32           4744

E M C CORP.                   COMMON STOCK           268648102      455091      74119               xx                   46019
                                                                                                    xx       32          28100

EMERSON ELECTRIC CO.          COMMON STOCK           291011104     1116412      21955               xx                   12855
                                                                                                    xx       32           9100

EXXON MOBIL CORP.             COMMON STOCK           30231G102     1482260      42423               xx                   19475
                                                                                                    xx       32          22948

FUEL CELL ENERGY INC.         COMMON STOCK           35952H106       96642      14750               xx                    8750
                                                                                                    xx       32           6000

GENERAL ELECTRIC CO.          COMMON STOCK           369604103     1787095      73392               xx                   42192
                                                                                                    xx       32          31200

GILLETTE COMPANY              COMMON STOCK           375766102      735016      24210               xx                   24210

                                                                         PAGE: 3
AS OF: DECEMBER 31, 2002        FORM 13F      SEC FILE # MICHAEL J PUZO\28-06165

       ITEM 1:               ITEM 2:      ITEM 3:      ITEM 4:         ITEM 5:         ITEM 6:        ITEM 7:          ITEM 8:
   NAME OF ISSUER        TITLE OF CLASS    CUSIP     FAIR MARKET      SHARES OR      INVESTMENT      MANAGERS     VOTING AUTHORITY
                                          NUMBER        VALUE         PRINCIPAL      DISCRETION                   (A)    (B)    (C)
                                                                       AMOUNT        (A) (B) (C)                 SOLE   SHARED  NONE
HELMERICH & PAYNE INC.    COMMON STOCK   423452101         309801           11100             xx                          6200
                                                                                              xx         32               4900

HEWLETT-PACKARD CO.       COMMON STOCK   428236103         346540           19962             xx                          6800
                                                                                              xx         32              13162

IGEN INTERNATIONAL INC.   COMMON STOCK   449536101         579546           13525             xx                          8625
                                                                                              xx         32               4900

INTEL CORPORATION         COMMON STOCK   458140100        2048592          131573             xx                         82673
                                                                                              xx         32              48900

JEFFERSON-PILOT CORP.     COMMON STOCK   475070108        2117963           55575             xx                         31654
                                                                                              xx         32              23921

JOHNSON & JOHNSON         COMMON STOCK   478160104        3584229           66733             xx                         39903
                                                                                              xx         32              26830

KOPIN                     COMMON STOCK   500600101         218736           55800             xx                         36200
                                                                                              xx         32              19600

ELI LILLY & CO.           COMMON STOCK   532457108         279400            4400             xx                          1600
                                                                                              xx         32               2800

MCDONALD'S CORP.          COMMON STOCK   580135101         201643           12540             xx                          7340
                                                                                              xx         32               5200

MERCK & CO. INC.          COMMON STOCK   589331107        2531599           44720             xx                         26320
                                                                                              xx         32              18400

MICROSOFT CORP.           COMMON STOCK   594918104        1379511           26683             xx                          8383
                                                                                              xx         32              18300

                                                                         PAGE: 4

AS OF: DECEMBER 31, 2002       FORM 13F       SEC FILE # MICHAEL J PUZO\28-06165

    ITEM 1:                ITEM 2:         ITEM 3:      ITEM 4:        ITEM 5:      ITEM 6:       ITEM 7:            ITEM 8:
 NAME OF ISSUER        TITLE OF CLASS       CUSIP     FAIR MARKET     SHARES OR   INVESTMENT      MANAGERS      VOTING AUTHORITY
                                           NUMBER        VALUE        PRINCIPAL   DISCRETION                    (A)    (B)    (C)
                                                                       AMOUNT     (A) (B) (C)                  SOLE   SHARED  NONE
NOKIA CORP. ADR A       COMMON STOCK      654902204       332088         21425            xx                           14825
                                                                                          xx         32                 6600


PEPSICO INC.            COMMON STOCK      713448108       920987         21814            xx                            8114
                                                                                          xx         32                13700


PFIZER INC.             COMMON STOCK      717081103       408476         13362            xx                            6675
                                                                                          xx         32                 6687


PROCTER & GAMBLE CO.    COMMON STOCK      742718109       911652         10608            xx                            4508
                                                                                          xx         32                 6100


SEPRACOR INC.           COMMON STOCK      817315104       202587         20950            xx                           14050
                                                                                          xx         32                 6900


STATE STREET CORP.      COMMON STOCK      857477103       423072         10848            xx                            6648
                                                                                          xx         32                 4200

3 M COMPANY             COMMON STOCK      88579Y101      1846787         14978            xx                            7825
                                                                                          xx         32                 7153

AGGREGATE TOTAL:                                        41437286